Pension and Other Post-Retirement Benefits And Employee Benefits - Retirement Plan, Based on Measurement Date (Detail) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Change in Plan Assets:
Fair value of assets at beginning of year	$ 261,030
Fair value of assets at end of year					$ 261,030
Pension Benefits
Change in Benefit Obligation:
Benefit obligation at beginning of year	172,132		$ 159,896		159,896	$ 143,235
Interest cost	912	[1]	1,173	[1]	4,692	5,660	$ 5,085
Actuarial loss (gain)					14,629	18,806
Annuity payments					(6,510)	(6,473)
Settlements					(575)	(1,332)
Benefit obligation at end of year					172,132	159,896	143,235
Change in Plan Assets:
Fair value of assets at beginning of year	$ 261,030		$ 242,558		242,558	210,246
Actual return (loss) on plan assets					25,557	40,117
Annuity payments					(6,510)	(6,473)
Settlements					(575)	(1,332)
Fair value of assets at end of year					261,030	242,558	$ 210,246
Funded status (included in "Other assets")					88,898	82,662
Changes recognized in other comprehensive income for the year ended December 31:
Amortization of actuarial loss					(7,327)	(10,035)
Net actuarial (gain) loss arising during the year					4,577	(7,378)
Total recognized in other comprehensive income for the year (pre-tax)					(2,750)	(17,413)
Accumulated other comprehensive loss (pre-tax) not yet recognized in net periodic benefit cost at December 31:
Actuarial loss, net					73,017	75,767
Total accumulated other comprehensive loss (pre-tax)					$ 73,017	$ 75,767

[1]	Amounts are included in G&A expense on the Consolidated Statements of Income and Comprehensive Income.